Statement of Changes in Net Assets Available for Benefits - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Net investment income:
Net appreciation in fair value of investments	$ 827,507
Dividend and interest income	7,883
Total net investment income	835,390
Interest income on notes receivable from participants	1,919
Contributions:
Employer	115,311
Employee	169,662
Total contributions	284,973
Total additions	1,122,282
Deductions from net assets attributed to:
Benefit payments and withdrawals	(491,896)
Administrative expenses	(751)
Total deductions	(492,647)
Net increase in net assets	629,635
Net assets available for benefits:
Beginning of year	5,757,075
End of year	$ 6,386,710